Long-Term Debt - Summary of Term Loan Facilities (Details) $ in Thousands	Apr. 23, 2020 USD ($)	Jan. 21, 2019 USD ($)	Mar. 02, 2018 USD ($) bank	Sep. 01, 2017 USD ($)	Dec. 31, 2021 USD ($)	Sep. 03, 2021 USD ($)	Feb. 17, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($) bank	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Current total					$ 297,266			$ 381,807
Noncurrent total					1,715,833			1,956,148
Total					2,013,099			2,337,955	$ 2,729,167
Lease obligations					$ 425,518			$ 464,512			$ 525,543	$ 417,850
Number of banks | bank			4							5
Disposal group, consideration				$ 22,950
Proceeds from sales of property, plant and equipment	$ 300,000	$ 425,000	$ 375,000	17,150
Assumption of certain liabilities				$ 5,800
Equipment
Disclosure of detailed information about borrowings [line items]
Lease obligations			$ 375,000
PILOT Bonds
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate					0.14%			0.91%
Current total					$ 0			$ 10,457
Borrowings, adjustment to interest rate basis					12.00%
Accounts Receivable Factoring
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate							0.90%
Current total					$ 16,345			86,944
Total							$ 91,700
Accounts Receivable Factoring | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate					0.60%
Accounts Receivable Factoring | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate					0.90%
2018 Tool Equipment Purchase and Lease Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate					1.60%
Current total					$ 74,668			74,250
Noncurrent total					$ 18,733			93,401
2019 Tool Equipment Purchase and Lease Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate					1.75%
Current total					$ 84,251			83,812
Noncurrent total					105,935			190,186
2019 USD Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Current total					35,628			35,473
Noncurrent total					$ 144,151			179,779
2018 IKB Term Loan
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate					2.50%
Current total					$ 11,283			12,240
Noncurrent total					$ 22,613			36,815
2020 USD Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate					1.90%
Current total					$ 58,893			58,539
Noncurrent total					$ 152,493			211,382
USD Term Loan A
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate					2.90%
Noncurrent total					$ 647,287			646,005
EUR Term Loan A
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate					2.60%
Noncurrent total					$ 93,529			101,380
2019 EUR Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate					1.75%
Current total					$ 14,096			15,366
Noncurrent total					$ 422,908			474,522
Maximum borrowing capacity										$ 750,000
TPI Loan
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate					2.60%
Current total					$ 1,962			2,687
Noncurrent total					$ 8,238			11,053
i. Park East Fishkill
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate					0.30%
Current total					$ 140			2,039
Noncurrent total					$ 9,619			11,625
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate					1.40%	1.40%
Noncurrent total					$ 90,327			$ 0
Maximum borrowing capacity						$ 1,148,500